UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2022, Causeway International Opportunities Fund’s (the “Fund’s”) Institutional Class returned -5.97% and Investor Class returned -6.11% compared to the MSCI ACWI ex US Index (Gross) (“Index”) return of -3.55%. Since the Fund’s inception on December 31, 2009, its average annual total returns are 5.20% for the Institutional Class and 4.94% for the Investor Class compared to the Index’s average annual total return of 5.54%. As of March 31, 2022, the Fund had net assets of $268.9 million.

Performance Review

Global equities continued to rally in the fourth quarter of 2021, kicking off 2022 with a generally favorable backdrop for global economic activity as Covid-related restrictions eased. This environment was upended in late February 2022 by Russia’s invasion of Ukraine. Sanctions from the US and European countries on Russia, ongoing supply chain bottlenecks related to the pandemic, and disruptions to energy and commodity markets exacerbated inflationary pressures. In the US, the Federal Reserve (“Fed”) raised interest rates in March 2022 as expected and indicated that further raises would occur this year. Consumer sentiment dropped sharply as inflation rose. Still, the US labor market is robust, demonstrating strong wage growth, a low unemployment rate, and an increasing labor force participation rate. With inflation near record-high levels and very little slack in the labor market, we expect the Fed will continue to take necessary steps to cool demand. Likewise, in the UK, the Bank of England raised interest rates during the first quarter of 2022. Though inflation has risen well above acceptable levels for central banks in most regions, the invasion posed a dilemma for monetary authorities — particularly for the European Central Bank — stuck between withdrawing accommodative policies to tame inflation or supporting growth in the face of geopolitical unrest. Continental Europe is a significant importer of oil and natural gas from Russia and, therefore, is more vulnerable to economic deceleration as a result of high energy prices. Near-term alternatives to Russian gas are limited, but the European Commission has made ambitious plans to reduce Europe’s dependence on Russian gas through diversification, energy efficiency, and accelerating investments in wind and solar power generation. We currently believe that while the war in Ukraine will impact European economic growth, the fundamentals are still relatively robust – high consumer savings rates during the pandemic, healthy labor markets, and additional fiscal stimulus should temper recession risk. In Japan, the Bank of Japan maintained its easing stance, emphasizing the threats of the war’s impact on growth relative to benign inflation in the country. Currency markets took their cue from central bank interest rate policy, and the yen weakened to levels last seen in early 2015. In China, outbreaks of the Omicron variant during the six-month period and the country’s zero-tolerance Covid policy led to stringent lockdowns, where manufacturing shutdowns exacerbated supply constraints in some sectors. The March 2022 Caixin/Markit Manufacturing PMI was well below expectations, falling from 50.4 to 48.1 — the lowest reading since March 2020. To offset this ultra-strict Covid policy, Chinese authorities continue to support the economy, particularly in the hard-hit property sector. The Russian invasion of Ukraine in February fueled volatility in global equity markets and precipitated the collapse in Russian equity prices. In response, the Moscow Exchange halted equity trading and MSCI removed Russian stocks from the index provider’s investable universe, reclassifying its Russia Indexes to Standalone Market Status. In response to heightened inflationary pressures, many emerging markets (“EM”) central banks, including banks in Brazil, Mexico, South Africa, and South Korea, have been raising interest rates to support their currencies. Taiwan’s central bank

2	Causeway International Opportunities Fund

increased interest rates by 25 basis points in March, the bank’s first interest rate increase since 2011. The best performing markets in our investable universe included Peru, the United Arab Emirates, Colombia, Brazil, and Qatar. The biggest laggards included Russia, Hungary, Ireland, China, and Austria. The best performing sectors in the Index were materials, energy, and utilities, while consumer discretionary, information technology, and communication services were the worst performing Index sectors.

Fund holdings in the capital goods, banks, materials, diversified financials, and automobiles & components industry groups detracted most from the Fund’s performance relative to the Index. Holdings in the pharmaceuticals & biotechnology, software & services, and consumer durables & apparel industry groups, as well as underweight positions in the health care equipment & services and retailing industry groups, contributed to relative performance. The biggest detractor from absolute return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable detractors included rolling stock, signaling, & services provider for the rail industry, Alstom SA (France), energy company, Gazprom Pjsc (Russia), robotics manufacturer, FANUC Corp. (Japan), and diversified chemicals manufacturer, BASF SE (Germany). The largest contributor to absolute return was energy supermajor, Shell Plc (United Kingdom). Additional top contributors included electric utility provider, RWE AG (Germany), luxury goods manufacturer & retailer, Compagnie Financiere Richemont (Switzerland), financial services company, Zurich Insurance Group (Switzerland), and integrated oil & gas company, TotalEnergies SE (France).

Significant Portfolio Changes

The largest decreases included full sales of diversified chemicals manufacturer, BASF SE (Germany), industrial conglomerate, Siemens AG (Germany), and airliner manufacturer, Airbus SE (France), as well as reduced exposures to luxury goods manufacturer & retailer, Compagnie Financiere Richemont (Switzerland) and Takeda Pharmaceutical Co., Ltd. (Japan). Significant purchases included new additions of household & personal care products company, Reckitt Benckiser Group (United Kingdom), pharmaceutical & consumer healthcare company, GlaxoSmithKline Plc (United Kingdom) and rail operator, Canadian National Railway Co (Canada), as well as increased exposures to life insurer, Prudential Plc (United Kingdom) and robotics manufacturer, FANUC Corp. (Japan).

The Fund’s weights relative to the Index in the household & personal products, software & services, and health care equipment & services industry groups increased the most relative to the beginning of the period, while relative weights in the materials, capital goods, and media & entertainment industry groups were the greatest decreases. As of March 31, 2022, the three largest industry group exposures from an absolute perspective for the Fund were to the banks, pharmaceuticals & biotechnology, and capital goods industry groups. From a regional perspective, the most notable weight changes relative to the Index included higher exposures to the United Kingdom, the Netherlands, and China. The most significantly reduced relative country weights included Germany, France, and Switzerland.

Equity Allocation Model Update

A proprietary quantitative equity allocation model assists the portfolio managers in determining the weight of emerging versus developed markets in the Fund. In constructing the model, we identified five primary factors as most indicative of the ideal allocation target: valuation, quality, macroeconomic, earnings growth, and risk aversion. Cur-

Causeway International Opportunities Fund	3

rently, we are neutral on emerging markets relative to the Index. Our valuation factor is currently positive. Our quality metrics, which include such measures as profit margins and return on equity, are negative for emerging markets. Our earnings growth factor is negative for emerging markets, indicating that the near-term earnings revisions profile of emerging markets is inferior to that of developed markets. Our macroeconomic factor, which measures the slope of the global yield curve, is negative on emerging markets. Our risk aversion factor, which assesses the emerging markets bond yield spread over U.S. Treasuries, the CBOE Volatility Index (VIX), and the CBOE Emerging Markets ETF Volatility Index (VXEEM), is positive in our model.

Investment Outlook

The Russian attack triggered sell-offs in what we see as high-quality developed market portfolio companies, presenting us with a chance to lower average costs. The subsequent “risk-off” sentiment led to the selling of developed cyclical stocks, notably those in the Covid recovery category, such as travel, aerospace, leisure, and hospitality. We believe markets are pricing in a second-order effect that assumes that the additional inflation caused by the invasion will be met by severe monetary tightening and negative real gross domestic product growth in most non-commodity exporting countries. In our view, even if Europe tumbles into recession, many of its financial and industrial sector stocks (the most cyclical) increasingly discount such an outcome. Traditionally, buying cyclical stocks into a recession has often proven fruitful given their sizable outperformance as markets look forward and anticipate economic recovery. After such an enormous flood of global monetary expansion, capped by the pandemic period, many market participants appear to have forgotten about cycles. We remember them vividly and have started positioning the Fund’s developed market portfolio to potentially take advantage of the future recovery.

Regarding the EM portion of the Fund, earnings growth upgrades for EM equities continue to lag those in developed markets. EM sectors with the weakest earnings upgrades were communication services, consumer discretionary, and real estate. All three sectors are dominated by Chinese stocks, which have been negatively impacted by the country’s Covid-19 containment policies. The sectors with the strongest earnings upgrades were energy, information technology, and materials. Russia is a significant exporter of energy and materials. The Russia-Ukraine conflict has limited supply in these sectors, driving up prices. From a country perspective, the major EM countries with the strongest net earnings upgrades were Turkey, Mexico, and Indonesia. The countries with the weakest net upgrades include China, Poland, and India. Covid-19 policies are weighing on Chinese companies’ growth prospects and Indian companies have been adversely impacted by rising oil prices. While we incorporate growth expectations into our multi-factor investment process for the EM portion, we continue to emphasize valuation in our approach. We believe that rising interest rates globally should provide a tailwind for select EM value stocks, particularly if global growth headwinds remain manageable.

4	Causeway International Opportunities Fund

We thank you for your continued confidence in Causeway International Opportunities Fund.

March 31, 2022

Brian Cho Portfolio Manager	Jonathan Eng Portfolio Manager	Joseph Gubler Portfolio Manager

Harry Hartford Portfolio Manager	Arjun Jayaraman Portfolio Manager	Sarah Ketterer Portfolio Manager

MacDuff Kuhnert Portfolio Manager	Ellen Lee Portfolio Manager	Conor Muldoon Portfolio Manager

Ryan Myers Portfolio Manager	Steven Nguyen Portfolio Manager	Alessandro Valentini Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

A company may reduce or eliminate its dividend, causing losses to the Fund.

Causeway International Opportunities Fund	5

March 31, 2022

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	-5.66%	5.31%	4.58%	4.79%	5.20%
Investor Class	-5.86%	5.07%	4.32%	4.53%	4.94%
MSCI ACWI ex USA Index (Gross)	-1.04%	8.01%	7.26%	6.04%	5.54%

*	Inception is December 31, 2009.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects expense reimbursements in effect during certain periods. In the absence of such expense reimbursements, total return would be reduced. The contractual expense limits are in effect until January 31, 2023. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 27, 2022 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 0.99% and 1.24% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 0.95% and 1.20% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI ex USA Index (Gross) (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure the equity performance of developed and emerging markets excluding the U.S. market, consisting of 46 country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

6	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)*

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 1.5%

Banco do Brasil SA	153,000	$1,112

JBS SA	175,400	1,381

Marfrig Global Foods S.A.	58,000	261

Petroleo Brasileiro SA, Class A ADR	74,210	1,037

SLC Agricola S.A.	16,950	178

		3,969

Canada — 1.7%

Air Canada, Class A1	113,600	2,204

Alimentation Couche-Tard Inc.	2,800	126

Canadian National Railway Co.	17,304	2,321

		4,651

China — 7.5%

360 DigiTech Inc. ADR	21,214	327

Alibaba Group Holding Ltd. ADR[1]	11,240	1,223

Anhui Conch Cement Co. Ltd., Class H	174,677	893

Bank of China Ltd., Class H	2,050,000	818

Bank of Communications Co. Ltd., Class A	358,300	288

China Construction Bank Corp., Class H	3,597,401	2,695

China Everbright Environment Group Ltd.	478,000	287

China Galaxy Securities Co. Ltd., Class H	455,000	254

China Life Insurance Co. Ltd., Class H	129,000	196

China Lumena New Materials Corp.[1,2,3,4]	4,900	—

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	23,300	141

China Petroleum & Chemical Corp., Class H	1,422,000	706

China Railway Group Ltd., Class H	543,000	302

China Shenhua Energy Co. Ltd., Class H	259,500	826

CITIC Ltd.	468,000	518

Contemporary Amperex Technology Co. Ltd., Class A	4,700	376

COSCO SHIPPING Holdings Co. Ltd., Class H1	543,950	935

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Dongfeng Motor Group Co. Ltd., Class H	418,000	$313

Ganfeng Lithium Co. Ltd., Class H	14,800	208

Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,398	167

Industrial & Commercial Bank of China, Class H	1,380,000	846

JD.com Inc., Class A1	3,368	96

JD.com Inc. ADR[1]	13,610	787

Jiangxi Copper Co. Ltd., Class H	227,000	376

Lenovo Group Ltd.	496,000	537

PetroChina Co. Ltd., Class H	1,366,000	694

PICC Property & Casualty Co. Ltd., Class H	688,000	701

Power Construction Corp of China Ltd., Class A	218,400	250

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,839	184

Sinopharm Group Co. Ltd., Class H	86,800	197

Tencent Holdings Ltd.	61,131	2,818

Tongwei Co. Ltd., Class A	73,993	494

Wuxi Biologics Cayman Inc.[1]	26,500	211

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,407	168

Zhejiang Expressway Co. Ltd., Class H	310,000	260

		20,092

France — 12.2%

Air Liquide SA	8,650	1,513

Alstom S.A.	150,239	3,516

ArcelorMittal S.A.	8,272	265

AXA SA	146,170	4,279

BNP Paribas SA	13,421	767

Carrefour SA	46,082	1,003

Danone SA	71,811	3,967

Pernod Ricard SA	7,689	1,689

Sanofi	55,835	5,709

TotalEnergies SE	121,528	6,149

Valeo	68,102	1,258

Vinci S.A.	25,382	2,593

		32,708

The accompanying notes are an integral part of the financial statements.

8	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Germany — 4.9%

Bayer AG	42,249	$2,890

RWE AG	100,137	4,360

SAP SE	53,697	5,951

		13,201

India — 4.3%

Bank of Baroda[1]	211,987	309

Cipla Ltd.[1]	21,612	289

GAIL India Ltd.	77,705	159

Grasim Industries Ltd.	6,537	143

Hindalco Industries Ltd.	225,223	1,680

Hindustan Petroleum Corp. Ltd.	79,922	283

ICICI Bank Ltd. ADR	64,344	1,219

Infosys Ltd. ADR	77,068	1,918

Oil & Natural Gas Corp. Ltd.	291,927	628

REC Ltd.	213,793	346

Reliance Industries Ltd.	17,338	599

State Bank of India	130,254	842

Sun Pharmaceutical Industries Ltd.	36,852	444

Tata Steel Ltd.	72,983	1,249

Tech Mahindra Ltd.	45,886	903

Titan Co. Ltd.	8,568	285

UPL Ltd.	26,828	271

		11,567

Indonesia — 0.3%

Adaro Energy Indonesia Tbk PT	965,900	180

Bank Mandiri Persero Tbk PT	496,900	273

Telkom Indonesia Persero Tbk PT	1,352,400	430

		883

Ireland — 1.3%

Ryanair Holdings PLC ADR[1]	39,128	3,409

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Italy — 4.5%

Enel SpA	876,187	$5,850

UniCredit SpA	578,100	6,237

		12,087

Japan — 6.1%

FANUC Corp.	39,400	6,915

Murata Manufacturing Co. Ltd.	48,600	3,201

Sumitomo Mitsui Financial Group Inc.	67,700	2,139

Takeda Pharmaceutical Co. Ltd.	146,700	4,180

		16,435

Mexico — 0.6%

Alfa SAB de CV, Class A	254,000	193

Arca Continental SAB de CV	46,700	317

Grupo Mexico SAB de CV, Class B	127,826	763

Wal-Mart de Mexico SAB de CV	82,700	339

		1,612

Netherlands — 2.6%

Akzo Nobel NV	29,597	2,543

ING Groep NV	293,505	3,064

Koninklijke Philips NV	49,346	1,505

		7,112

Qatar — 0.3%

Industries Qatar QSC	73,919	386

Qatar Islamic Bank SAQ	49,667	325

		711

Russia — 0.0%

Gazprom PJSC ADR[2,3,4]	165,932	—

LUKOIL PJSC ADR[2,3,4]	11,378	—

Sberbank of Russia PJSC ADR[2,3,4]	31,284	—

		—

The accompanying notes are an integral part of the financial statements.

10	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Saudi Arabia — 1.0%

Al Rajhi Bank	25,128	$1,072

SABIC Agri-Nutrients Co.	2,635	127

Sahara International Petrochemical Co.	27,267	387

Saudi Arabian Mining Co.[1]	3,763	134

Saudi Kayan Petrochemical Co.[1]	169,092	1,011

		2,731

South Africa — 1.1%

Absa Group Ltd.	45,380	588

African Rainbow Minerals Ltd.	34,096	668

Kumba Iron Ore Ltd.	1,672	74

Sasol Ltd.[1]	19,164	463

Shoprite Holdings Ltd.	19,759	319

Sibanye Stillwater Ltd.	190,176	765

		2,877

South Korea — 4.7%

DB Insurance Co. Ltd.	3,512	202

DL E&C Co. Ltd.[1]	2,563	277

Hana Financial Group Inc.	22,912	911

Hanwha Corp.	13,806	355

Hyosung TNC Corp.	875	332

Hyundai Marine & Fire Insurance Co. Ltd.	7,637	202

KB Financial Group Inc.	21,504	1,078

Kia Corp.	17,850	1,081

LG Corp.	6,762	425

LG Electronics Inc.	5,144	506

LG Innotek Co. Ltd.	1,217	384

LX International Corp.	11,287	319

Mirae Asset Securities Co. Ltd.	20,439	144

NH Investment & Securities Co. Ltd.	15,226	142

POSCO Holdings Inc.	3,383	811

Samsung Electro-Mechanics Co. Ltd.	2,699	364

Samsung Electronics Co. Ltd.	79,892	4,572

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)

Samsung Securities Co. Ltd.	4,212	$145

Seegene Inc.	3,239	136

Youngone Corp.	3,687	144

		12,530

Spain — 6.1%

Aena SME S.A.[1]	22,491	3,749

Amadeus IT Group S.A.[1]	98,142	6,381

Banco Bilbao Vizcaya Argentaria S.A.	270,391	1,544

CaixaBank S.A.	1,088,646	3,693

Iberdrola S.A.	91,142	996

		16,363

Sweden — 1.0%

Swedbank AB	188,591	2,817

Switzerland — 6.9%

Cie Financiere Richemont SA, Class A	4,937	626

Credit Suisse Group AG	296,517	2,334

Novartis AG	72,716	6,384

Roche Holding AG	12,948	5,123

Zurich Insurance Group AG	8,483	4,190

		18,657

Taiwan — 5.2%

Asustek Computer Inc.	21,000	272

ChipMOS Technologies Inc.	84,000	149

Formosa Plastics Corp.	113,000	418

Fubon Financial Holding Co. Ltd.	468,383	1,244

Gigabyte Technology Co. Ltd.	42,000	187

Hon Hai Precision Industry Co. Ltd.	371,292	1,363

King Yuan Electronics Co. Ltd.	90,000	133

Lite-On Technology Corp.	148,896	352

MediaTek Inc.	52,000	1,618

Powertech Technology Inc.	71,000	234

The accompanying notes are an integral part of the financial statements.

12	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Taiwan — (continued)

Realtek Semiconductor Corp.	23,000	$342

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,065	5,428

Unimicron Technology Corp.	30,000	256

United Microelectronics Corp.	466,000	856

Yang Ming Marine Transport Corp.[1]	187,000	802

Yuanta Financial Holding Co. Ltd.	502,135	460

		14,114

Thailand — 0.8%

Bangkok Chain Hospital PCL	256,500	159

Kasikornbank PCL	59,800	289

Kiatnakin Phatra Bank PCL	70,800	146

Krung Thai Bank PCL	774,100	320

PTT Exploration & Production PCL	99,100	427

PTT PCL	303,900	350

Sri Trang Agro-Industry PCL	123,600	97

Thai Union Group PCL, Class F	230,800	131

Tisco Financial Group PCL	55,700	168

		2,087

Turkey — 0.1%

Tekfen Holding AS	77,724	113

Turk Hava Yollari AO1	67,510	148

		261

United Arab Emirates — 0.3%

Abu Dhabi Commercial Bank PJSC	262,122	747

United Kingdom — 21.9%

AstraZeneca PLC	40,720	5,400

Balfour Beatty PLC	172,294	580

Barclays PLC	1,503,905	2,915

BP PLC	1,152,842	5,652

British American Tobacco PLC	74,316	3,121

Compass Group PLC	183,914	3,958

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	13

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

United Kingdom — (continued)

GlaxoSmithKline PLC	106,016	$2,294

Prudential PLC	357,362	5,276

Reckitt Benckiser Group PLC	58,342	4,451

RELX PLC (EUR)	68,402	2,128

RELX PLC (GBP)	72,452	2,254

Rolls-Royce Holdings PLC[1]	6,295,121	8,278

Shell PLC	219,634	5,998

Unilever PLC	96,176	4,367

WH Smith PLC[1]	111,837	2,089

		58,761

Total Common Stock

(Cost $261,366) — 96.9%		260,382

PREFERRED STOCK

Germany — 1.3%

Volkswagen AG‡	20,997	3,608

Total Preferred Stock

(Cost $4,437) — 1.3%		3,608

PREFERENCE STOCK

South Korea — 0.1%

LG Chem Ltd.‡	1,013	227

Total Preference Stock

(Cost $136) — 0.1%		227

The accompanying notes are an integral part of the financial statements.

14	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.258%**	14,861,571	$14,862

Total Short-Term Investment

(Cost $14,862) — 5.5%		14,862

Total Investments — 103.8%

(Cost $280,801)		279,079

Liabilities in Excess of Other Assets — (3.8)%		(10,220)

Net Assets — 100.0%		$268,859

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	There is currently no rate available.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Security considered illiquid. The total market value of this security as of March 31, 2022 was $–(000) and represented 0.0% of net assets.
4

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of this security as of March 31, 2022 was $–(000) and represented 0.0% of net assets.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	15

SCHEDULE OF INVESTMENTS (000) (continued)

March 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$3,969	$—	$—		$3,969
Canada	4,651	—	—		4,651
China	2,597	17,495	—		20,092
France	—	32,708	—	^	32,708
Germany	—	13,201	—		13,201
India	3,137	8,430	—		11,567
Indonesia	—	883	—		883
Ireland	3,409	—	—		3,409
Italy	—	12,087	—		12,087
Japan	—	16,435	—		16,435
Mexico	1,612	—	—		1,612
Netherlands	—	7,112	—		7,112
Qatar	325	386	—		711
Russia	—	—	—	^	—
Saudi Arabia	—	2,731	—		2,731
South Africa	668	2,209	—		2,877
South Korea	—	12,530	—		12,530
Spain	—	16,363	—		16,363
Sweden	—	2,817	—		2,817
Switzerland	—	18,657	—		18,657
Taiwan	5,428	8,686	—		14,114
Thailand	—	2,087	—		2,087
Turkey	261	—	—		261
United Arab Emirates	—	747	—		747
United Kingdom	—	58,761	—		58,761

Total Common Stock	26,057	234,325	—		260,382

Preferred Stock	—	3,608	—		3,608

Preference Stock	—	227	—		227

Short-Term Investment	14,862	—	—		14,862

Total Investments in Securities	$40,919	$238,160	$—		$279,079

The accompanying notes are an integral part of the financial statements.

16	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2022 (Unaudited)

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Securities are fair valued at zero. Level 3 securities in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	17

SECTOR DIVERSIFICATION

As of March 31, 2022, the sector diversification was as follows (Unaudited):

Causeway International Opportunities Fund	Common Stock	Preferred Stock	Preference Stock	% of Net Assets

Financials	21.6%	0.0%	0.0%	21.6%

Industrials	16.3	0.0	0.0	16.3

Information Technology	13.1	0.0	0.0	13.1

Health Care	12.6	0.0	0.0	12.6

Energy	9.0	0.0	0.0	9.0

Consumer Staples	8.2	0.0	0.0	8.2

Consumer Discretionary	5.5	1.3	0.0	6.8

Materials	5.1	0.0	0.1	5.2

Utilities	4.3	0.0	0.0	4.3

Communication Services	1.2	0.0	0.0	1.2

Total	96.9	1.3	0.1	98.3

Short-Term Investment				5.5

Liabilities in Excess of Other Assets				(3.8)

Net Assets				100.0%

The accompanying notes are an integral part of the financial statements.

18	Causeway International Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

3/31/22
ASSETS:
Investments at Value (Cost $280,801)	$279,079
Foreign Currency (Cost $14)	14
Receivable for Dividends	897
Receivable for Tax Reclaims	787
Receivable for Investment Securities Sold	643
Receivable for Fund Shares Sold	524
Prepaid Expenses	34

Total Assets	281,978

LIABILITIES:
Due to Custodian	8,379
Payable for Investment Securities Purchased	2,830
Payable for Fund Shares Redeemed	1,158
Accrued Foreign Capital Gains Tax on Appreciated Securities	407
Payable Due to Adviser	172
Unrealized Depreciation on Spot Foreign Currency Contracts	5
Payable for Shareholder Service Fees — Investor Class	4
Payable Due to Administrator	4
Payable for Trustees’ Fees	3
Other Accrued Expenses	157

Total Liabilities	13,119

Net Assets	$268,859

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$267,698
Total Distributable Earnings	1,161

Net Assets	$268,859

Net Asset Value Per Share (based on net assets of $248,571,784 ÷ 17,631,537 shares) — Institutional Class	$14.10

Net Asset Value Per Share (based on net assets of $20,287,411 ÷ 1,450,509 shares) — Investor Class	$13.99

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	19

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

10/01/21 to 3/31/22
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $313)	$3,022
Interest Income	3

Total Investment Income	3,025

EXPENSES:
Investment Advisory Fees	1,129
Custodian Fees	41
Transfer Agent Fees	34
Professional Fees	32
Administration Fees	27
Shareholder Service Fees — Investor Class	25
Registration Fees	23
Printing Fees	21
Trustees’ Fees	7
Line of Credit	6
Other Fees	19

Total Expenses	1,364

Waiver of Investment Advisory Fees	(2)

Total Waiver	(2)

Net Expenses	1,362

Net Investment Income	1,663

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain on Investments	6,355
Net Realized Loss from Foreign Currency Transactions	(60)
Net Change in Unrealized Depreciation on Investments	(25,284)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(171)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(25)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(19,185)

Net Decrease in Net Assets Resulting from Operations	$(17,522)

The accompanying notes are an integral part of the financial statements.

20	Causeway International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

	10/01/21 to 3/31/22 (Unaudited)	10/01/20 to 9/30/21
OPERATIONS:
Net Investment Income	$1,663	$4,195
Net Realized Gain on Investments	6,355	20,543
Net Realized Loss from Foreign Currency Transactions	(60)	(4)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(25,284)	34,015
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(171)	(228)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(25)	(29)

Net Increase (Decrease) in Net Assets Resulting From Operations	(17,522)	58,492

DISTRIBUTIONS:
Institutional Class	(4,160)	(2,980)
Investor Class	(266)	(169)

Total Distributions to Shareholders	(4,426)	(3,149)

Net Increase in Net Assets Derived from Capital Share Transactions(1)	7,306	43,397

Total Increase (Decrease) in Net Assets	(14,642)	98,740

NET ASSETS:
Beginning of Period	283,501	184,761

End of Period	$268,859	$283,501

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	21

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2022 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway International Opportunities Fund
Institutional
2022(1)	15.24	0.09	(0.99)	(0.90)	(0.24)	—	(0.24)	—
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)	—
2020	12.61	0.21	(0.73)	(0.52)	(0.35)	—	(0.35)	—
2019	13.71	0.41	(1.19)	(0.78)	(0.29)	(0.03)	(0.32)	—	(2)
2018	14.00	0.31	(0.39)	(0.08)	(0.21)	—	(0.21)	—	(2)
2017	11.85	0.24	2.36	2.60	(0.45)	—	(0.45)	—	(2)
Investor
2022(1)	15.11	0.07	(0.98)	(0.91)	(0.21)	—	(0.21)	—
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)	—
2020	12.52	0.18	(0.74)	(0.56)	(0.32)	—	(0.32)	—
2019	13.60	0.38	(1.17)	(0.79)	(0.26)	(0.03)	(0.29)	—	(2)
2018	13.90	0.26	(0.37)	(0.11)	(0.19)	—	(0.19)	—	(2)
2017	11.77	0.24	2.31	2.55	(0.42)	—	(0.42)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.30%, 1.30% and 1.82%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

22	Causeway International Opportunities Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

14.10	(5.97)	248,572	0.95		0.95		1.19		28
15.24	31.61	264,723	0.95		0.99		1.67		45
11.74	(4.52)	173,273	0.95		1.02		1.71		55
12.61	(5.43)	182,720	1.05		1.06		3.25		43
13.71	(0.61)	163,508	1.05		1.05		2.17		35
14.00	22.82	130,357	1.05		1.23		1.88		62

13.99	(6.11)	20,287	1.20		1.20		1.00		28
15.11	31.36	18,778	1.20		1.24		1.43		45
11.64	(4.84)	11,488	1.19		1.26		1.55		55
12.52	(5.59)	10,204	1.30		1.31		3.02		43
13.60	(0.85)	9,329	1.27	(3)	1.27	(3)	1.86	(3)	35
13.90	22.54	7,674	1.30		1.44		1.86		62

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Opportunities Fund (the“Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2022, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration

24	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2022, there were no changes to the Fund’s fair value methodologies.

Causeway International Opportunities Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

26	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2022, the Fund received commission recapture payments of $462.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2023 to waive its fee and to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2022, the Adviser waived $1,796 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2022, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2022, approximately $296 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2022, for the Fund were as follows (000):

Purchases	Sales
$83,600	$76,179

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments

Causeway International Opportunities Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, wars, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund. Similar consequences could arise as a result of the spread of other infectious diseases.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2022, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $407,215.

28	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2021 and September 30, 2020 was as follows (000):

	Ordinary Income	Total
2021	$3,149	$3,149
2020	5,607	5,607

As of September 31, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$3,988
Capital Loss Carryforwards	(1,869)
Unrealized Appreciation	20,989
Other Temporary Differences	1

Total Distributable Earnings	$23,109

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$—	$1,869	$1,869

At March 31, 2022, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$280,801	$23,020	$(24,742)	$(1,722)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2022 (Unaudited)		Fiscal Year Ended September 30, 2021
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	901	$13,501	3,113	$46,932
Shares Issued in Reinvestment of Dividends and Distributions	253	3,713	188	2,678
Shares Redeemed	(891)	(13,063)	(690)	(10,154)

Increase in Shares Outstanding Derived from Institutional Class Transactions	263	4,151	2,611	39,456

Investor Class
Shares Sold	267	4,015	376	5,674
Shares Issued in Reinvestment of Dividends and Distributions	18	266	12	169
Shares Redeemed	(77)	(1,126)	(132)	(1,902)

Increase in Shares Outstanding Derived from Investor Class Transactions	208	3,155	256	3,941

Net Increase in Shares Outstanding from Capital Share Transactions	471	$7,306	2,867	$43,397

Causeway International Opportunities Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

8.	Significant Shareholder Concentration

As of March 31, 2022, five of the Fund’s shareholders of record owned 79% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, is party to an agreement which enables it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expires February 15, 2023. The proceeds from the borrowings, if any, are used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2022, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

30	Causeway International Opportunities Fund

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DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2021 to March 31, 2022).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

32	Causeway International Opportunities Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Opportunities Fund

Actual Fund Return
Institutional Class	$1,000.00	$940.30	0.95%	$4.60

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.19	0.95%	$4.78

Actual Fund Return
Investor Class	$1,000.00	$938.90	1.20%	$5.80

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.95	1.20%	$6.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Causeway International Opportunities Fund	33

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2021 through December 31, 2021. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

34	Causeway International Opportunities Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-007-1200

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 9, 2022

By	/s/ Eric Olsen
Eric Olsen, Treasurer

Date: June 9, 2022